SEGMENT INFORMATION - Schedule of Adjustments Related to Minimum Volume Commitments Shortfall Payments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Net change in deferred revenue for MVC shortfall payments	$ (38,485)	$ 1,473
Expected MVC shortfall payments	9,845	9,669
Total adjustments related to MVC shortfall payments	(28,640)	11,142
Williston Basin
Segment Reporting Information [Line Items]
Net change in deferred revenue for MVC shortfall payments	(37,693)	235
Expected MVC shortfall payments	1,982	3,301
Total adjustments related to MVC shortfall payments	(35,711)	3,536
Piceance/DJ Basins
Segment Reporting Information [Line Items]
Net change in deferred revenue for MVC shortfall payments	(792)	1,238
Expected MVC shortfall payments	6,545	6,279
Total adjustments related to MVC shortfall payments	5,753	7,517
Barnett Shale
Segment Reporting Information [Line Items]
Net change in deferred revenue for MVC shortfall payments	0	0
Expected MVC shortfall payments	1,318	89
Total adjustments related to MVC shortfall payments	$ 1,318	$ 89